OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INVESTMENTS
Schedule of other investments

		December 31,
	Category	2019	2018
Debt securities	At amortized cost	9,381	15,327
Deposits	At amortized cost	124	139
Loans and unquoted notes	At amortized cost	36	12
Other	At amortized cost	1,656	1,397
Other investments (Gross)		11,197	16,875
Allowance for ECL		(2)	(2)
Total other investments		11,195	16,873